Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

In addition to commitments disclosed in Notes 3, 7 and 12, the Company had the following commitments and contingencies.

Personal property tax and other accrued liabilities

Personal property tax for Tooele County, Utah, is billed and becomes due on November 30 of each year. At March 31, 2023 and December 31, 2022, the amount due to Tooele County is $34,667 and $33,027, respectively and this amount is included in accounts payable.

Mining Leases

Annual claim fees are currently $165 per claim plus administrative and school trust land fees. For the three months ended March 31, 2023 and 2022, claims’ fees paid were $Nil and $Nil, respectively. Claims fees are due in August for the year beginning in September of that year.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

In addition to commitments disclosed in Notes 6 and 12, the Company had the following commitments and contingencies.

Personal property tax and other accrued liabilities

Personal property tax for Tooele County, Utah, is billed and becomes due on November 30 of each year.

At December 31, 2022 and 2021, the amount due to Tooele County is $33,027 and $Nil, respectively and this amount is included in accounts payable.

Mining Leases

Annual claims’ fees are currently $165 per claim plus administrative and school trust land fees. For the year ended December 31, 2022 and 2021, claims’ fees paid were $11,162 and $15,199, respectively. Claims fees are due in August for the year beginning in September of that year.